UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-2485

 NAME OF REGISTRANT:                     John Hancock Current Interest



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


127275 John Hancock Funds Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X25 John Hancock Funds Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Current Interest
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/26/2009